ACQUISITIONS AND PRO FORMA RESULTS (Final Purchase Price Of Net Assets Acquired From SeaSpine) (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 23, 2011 SeaSpine Inc. Acquisition	May 23, 2011 SeaSpine Inc. Acquisition Technology	May 23, 2011 SeaSpine Inc. Acquisition Customer Relationships	May 23, 2011 SeaSpine Inc. Acquisition Non-Compete Agreements	May 23, 2011 SeaSpine Inc. Acquisition Trade Name
Business Acquisition [Line Items]
Cash			$ 201
Inventory			14,900
Accounts receivable			7,608
Prepaid expenses			623
Property, plant and equipment			9,177
Deferred tax asset - long term			302
Intangible assets				3,000	41,200	1,900	300
Goodwill	249,764	294,067	14,572
Total assets acquired			93,783
Accounts payable and other current liabilities			5,108
Net assets acquired			$ 88,675
Weighted average life in years				8 years	13 years	4 years	1 year